Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Related Party Transactions [Line Items]
Related Party Transactions

Note 19. Related Party Transactions

Commercial Related Person Transactions with Cyxtera

Three members of our Board of Directors also serve on the board of directors of Cyxtera and, as of February 2, 2022, SIS Holdings owned approximately 61.5% of Cyxtera’s outstanding common stock. Our most significant related party relationships and transactions are with Cyxtera, the Management Company, SIS Holdings and certain of the equity owners of SIS Holdings. Those relationships and transactions are described in Notes 1 and 4. In addition, Legacy Appgate maintains a number of ordinary course commercial relationships, both as a customer and service provider, with Cyxtera.

For instance, in 2021 and 2020, Cyxtera purchased certain cybersecurity products and services from Legacy Appgate, including licenses for Legacy Appgate cybersecurity software and training. During 2021 and 2020, Legacy Appgate charged Cyxtera $0.2 million and $0.1 million, respectively, for those products and services and recognized revenue from these licenses in the same amounts. As of December 31, 2020, Legacy Appgate had receivables from Cyxtera (and/or its subsidiaries) for $0.1 million under these agreements. There were no open receivables from Cyxtera (and/or its subsidiaries) as of December 31, 2021.

During 2021 and 2020, Cyxtera provided Legacy Appgate certain data center co-location and CXD services. During 2021 and 2020, Cyxtera charged Legacy Appgate $0.3 million and $0.2 million, respectively, for those services. As of December 31, 2020, Legacy Appgate had payables to Cyxtera (and/or its subsidiaries) for $0.2 million under these agreements. Open payables to Cyxtera (and/or its subsidiaries) as of December 31, 2021 were insignificant.

Transactions with Director Affiliated Companies

Two members of our Board of Directors are also members of the board of directors of Chewy, Inc. (“Chewy”), an American online retailer of pet food and other pet-related products. During 2021 and 2020, Legacy Appgate charged Chewy (or the channel partner reselling certain cybersecurity products provided to Chewy) $0.4 million and $0.1 million, respectively, under contracts by Legacy Appgate or a channel partner for certain cybersecurity products provided to Chewy. During 2021 and 2020, Legacy Appgate recognized $0.4 million and $0.2 million, respectively, as revenue from these contracts. There were no open receivables from Chewy (or the channel partner reselling certain cybersecurity products provided to Chewy) as of December 31, 2021 and 2020.

Other Related Party Transactions

CenturyLink Communications, LLC (“CenturyLink”), an approximate 10.4% owner of SIS Holdings and, as a result, an indirect beneficial owner of the Company, is a reseller of certain of our products and services. During 2021 and 2020, Legacy Appgate charged CenturyLink $0.8 million and $0.2 million, respectively, under contracts for certain cybersecurity products provided by Legacy Appgate to CenturyLink for resale by CenturyLink to end users. During 2021 and 2020, Legacy Appgate recognized $0.8 million and $0.2 million, respectively, as revenue from these contracts. As of December 31, 2021 and 2020, we had receivables from CenturyLink for $0.6 million and $0.2 million, respectively, under these agreements.

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 6 — RELATED PARTY TRANSACTIONS

At September 30, 2021, we had promissory notes in the aggregate principal amount of $367,000 payable to Ironbound, our majority stockholder (see Note 3). The outstanding notes are now past due and are expected to be repaid upon consummation of the Merger.

During the six months ended September 30, 2021 and 2020, we recorded contributions to capital of $2,500 for the fair value relating to the use, occupancy and administrative services rendered by the officer (see Note 4).